Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,547	$ 11,053	$ 10,720	$ 11,613	$ 11,183	$ 10,927	$ 10,247	$ 10,101	$ 9,892	$ 9,988	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,122	10,719	10,455	11,407	11,051	10,863	10,249	10,163	10,012	10,169	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,202,142	1,146,699	1,109,723	1,202,025	1,155,748	1,127,576	1,055,804	1,039,234	1,016,224	1,024,567	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,274,447	1,214,540	1,164,612	1,274,801	1,250,104	1,191,873	1,098,302	1,085,980	1,028,651	1,030,957	1,000,000
Bloomberg New York Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Bond Index
Account Value	$ 12,237	11,890	11,444	12,123	11,965	11,550	10,769	10,649	10,214	10,294	10,000
Bloomberg New York Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Bond Index
Account Value	$ 12,237	11,890	11,444	12,123	11,965	11,550	10,769	10,649	10,214	10,294	10,000
Bloomberg New York Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Bond Index
Account Value	$ 1,224,121	$ 1,189,307	$ 1,144,677	$ 1,212,631	$ 1,196,772	$ 1,155,203	$ 1,077,227	$ 1,065,051	$ 1,021,460	$ 1,029,421	$ 1,000,000